Investments - Schedule of fair value of warrants option pricing model assumptions (Details) - Warranty contingent liability [member]			9 Months Ended		12 Months Ended
	Jul. 22, 2025 $ / shares	Jul. 22, 2025 $ / shares	Sep. 30, 2026 $ / shares	Sep. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares
Investments - Schedule of fair value of warrants option pricing model assumptions (Details) [Line Items]
Share price (CDN) (in Dollars per share)		$ 0.46		$ 0.28		$ 0.465
Exercise price (in Dollars per share)	$ 0.29		$ 0.29		$ 0.29
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	2.78%	2.78%	3.55%	3.55%	2.55%	2.55%
Expected life	2 years	2 years	9 months 21 days	9 months 21 days	1 year 6 months 21 days	1 year 6 months 21 days
Expected volatility	135.64%	135.64%	104.04%	104.04%	140.17%	140.17%